Commitments and Contingencies (Tables)	12 Months Ended
May 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
The Group leases offices, classroom and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2016:

US$
Years ended May 31:
2017	149,265
2018	126,088
2019	98,760
2020	74,714
2021	46,702
Thereafter	51,483

547,012

Future Minimum Capital Commitments under Non-Cancelable Construction
As of May 31, 2016, future minimum capital commitments under non-cancelable construction were as follows:

US$
Capital commitment for the purchase of property and equipment	1,389
Capital commitment for leasehold improvements	8,038

9,427